Exhibit 99.1
Monthly Series 2005-CC Certificateholders’ Statement
National City Bank

NATIONAL CITY CREDIT CARD MASTER TRUST
     The information which is required to be prepared with respect to the Distribution Date of September 15, 2009 and with respect to the performance of the Trust during the related Monthly Period.
     Capitalized terms used in this Statement have their respective meanings set forth in the Pooling and Servicing Agreement.

A.	Information Regarding the Current Monthly Distribution
	1.	The amount of the current monthly distribution which constitutes Available Funds		$1,568,837.69

	2.	The amount of the current monthly distribution which constitutes Available Principal Collections		$0.00

		Total		$1,568,837.69

B.	Information Regarding the Performance of the Trust
	1.	Collection of Principal Receivables
		(a)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period and allocated to Series 2005-CC	$312,291,471.96

		(b)	The aggregate amount of Principal Collections related to the Discount Rate Receivables	$4,354,228.91

		(c)	The net amount of Principal Receivables processed	$307,937,243.05

	2.	Collection of Finance Charge Receivables
		(a)	The aggregate amount of Collection of Finance Charge Receivables processed during the related Monthly Period and allocated to Series 2005-CC	$31,139,040.87

		(b)	The aggregate amount of Principal Collections related to the Discount Rate Receivables	$4,354,228.91

		(c)	Aggregate Finance Charge (including Discounting Option)	$35,493,269.78

3.	Number of Accounts
	(a)	The aggregate number of accounts in the Trust as of the end of day on the last day of the prior Monthly Period	1,086,210

	(b)	The aggregate number of accounts in the Trust as of the end of day on the last day of the related Monthly Period	1,082,182

4.	Principal Receivables in the Trust
	(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the prior Monthly Period	$2,325,774,578.74

	(a) (ii)	The aggregate amount of Principal Receivables related to the Discount rate Receivables for the related Monthly Period	$38,160,646.42

	(a) (iii)	The net amount of Principal Receivables in the Trust at the end of the related Monthly Period	$2,291,932,693.23

	(b)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$2,330,093,339.65

	(c)	The amount of Principal Receivables in the Trust represented by the Invested Amount of Series 2005-CC as of the end of the day on the last day of the related Monthly Period	$1,935,375,527.91

	(d)	The Floating Allocation Invested Amount as of the end of the day on the last day of the related Monthly Period	$1,905,347,000.00

	(e)	The Principal Allocation Invested Amount as of the end of the day on the last day of the related Monthly Period	$1,905,347,000.00

	(f)	The Floating Allocation Percentage with respect to the related Monthly Period	83.06%

	(g)	The Principal Allocation Percentage with respect to the related Monthly Period	83.06%

5.	Finance Charge Receivables in the Trust
	(a)	The aggregate amount of Finance Charge Receivables in the Trust as of the end of the day on the last day of the prior Monthly Period	$28,647,889.43

	(b) The aggregate amount of Finance Charge Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$26,390,832.79

6.	Delinquent Balances
	The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

	Aggregate	Percentage
	Account	of Total
	Balance	Receivables
(a) 30 - 59 days:	30,962,275.33	1.33%
(b) 60 - 89 days:	18,648,772.53	0.80%
(c) 90 - 119 days:	15,964,956.00	0.69%
(d) 120 - 149 days:	13,610,802.89	0.58%
(e) 150 - 179 days:	1,228,159.11	0.05%
(f) 180 + days:	21,356.20	0.00%

Total:	80,436,322.06	3.45%

7.	Investor Default Amount
	(a)	The Aggregate Investor Default Amount for the related Monthly Period	$11,831,580.97

8.	Monthly Servicing Fees
	(a)	The amount of the Monthly Servicing Fees payable by the Trust to the Servicer for the related Monthly Period	$1,587,789.16

	(b)	The amount of the Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$1,587,789.16

9.	Discounting
	(a)	Portfolio Adjusted Yield for the prior Monthly Period
		Series 2005-1	8.2484%

		Series 2006-1	8.2615%

		Series 2007-1	8.2535%

		Series 2008-1	6.3424%

		Series 2008-2	3.7531%

		Series 2008-3	6.1139%

	(b)	Discount rate applied	3.00%

NATIONAL CITY BANK as Servicer
By:	/s/ Larry Potter
	Name:	Larry Potter
	Title:	Vice President, Loan Accounting Services National City Bank